Cash Flow Information - Schedule of Cash Flow, Supplemental Disclosures (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Net cash paid during the year for:
Interest expense		$ 76,216	$ 79,374	$ 137,163
Income taxes	[1]	25,815	41,377	24,609
Noncash investing and financing activities were as follows:
Fair value of net assets acquired in connection with acquisitions		240	20,032	9,677
Capital expenditures and capitalized software included in accounts payable and accrued expenses		$ 1,466	$ 1,835	$ 3,497

[1]	Fiscal 2022, fiscal 2021 and fiscal 2020 include tax refunds received of $5,109, $1,077 and $6,936, respectively.